Supplement Dated March 25, 2022

To The Prospectus Dated April 26, 2021

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Effective March 10, 2022, for the JNL/Invesco Diversified Dividend Fund, please delete all references to and information for Robert Botard.

Effective March 1, 2022, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/DFA U.S. Small Cap Fund, after the last table please add the following:

JNAM will voluntarily waive 0.53% of management fees on the Fund’s assets up to $3 billion, 0.52 on assets between $3 billion up to $5 billion and 0.51% on assets over $5 billion. There is no guarantee that JNAM will continue to provide the waiver in the future.

Effective March 10, 2022, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/Invesco Diversified Dividend Fund, please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Peter Santoro, CFA	March 2021	Lead Portfolio Manager (Lead Manager), Invesco
Caroline Le Feuvre	June 2020	Portfolio Manager, Invesco
Craig Leopold, CFA	March 2022	Portfolio Manager, Invesco
Chris McMeans, CFA	September 2017	Portfolio Manager, Invesco

Effective March 7, 2022, in the section, “Summary Overview of Each Fund,” under “Portfolio Management,” under “Sub-Adviser” for the JNL/T. Rowe Price Balanced Fund, JNL/T. Rowe Price Capital Appreciation Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, and JNL/T. Rowe Price U.S. High Yield Fund, please add the following:

Sub-Sub-Adviser:

T. Rowe Price Investment Management, Inc.

Effective March 10, 2022, in the section entitled, “Additional Information About Each Fund,” under “The Sub-Adviser and Portfolio Management,” for the JNL/Invesco Diversified Dividend Fund, after the paragraph for Caroline Le Feuvre please add the following:

Craig Leopold, CFA, Portfolio Manager, who has been responsible for the Fund since 2022 and has been associated with Invesco and/or its affiliates since 2022. Prior to joining Invesco, Mr. Leopold was most recently both a Lead Portfolio Manager and a Co-Portfolio Manager for several U.S. equity focused investment strategies at Rockefeller Capital Management. He was previously a Portfolio Manager at Columbia Threadneedle Investments on several U.S. equity strategies as well. He has been in the industry since 1991. Mr. Leopold earned a B.B.A. in Management from Adelphi University and an M.B.A. from Fordham University. He is a CFA charterholder.

Effective March 7, 2022, in the section, “Summary Overview of Each Fund,” under “The Sub-Adviser and Portfolio Management,” for the JNL/T. Rowe Price Balanced Fund, JNL/T. Rowe Price Capital Appreciation Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, and JNL/T. Rowe Price U.S. High Yield Fund, after the first paragraph please add the following:

T. Rowe Price Investment Management, Inc. ("Price Investment Management") serves as a sub-sub-adviser to the Fund. Price Investment Management is a wholly-owned subsidiary of T. Rowe Price and its address is 100 East Pratt Street, Baltimore, MD 21202.

This Supplement is dated March 25, 2022.

Supplement Dated March 25, 2022

To The Statement of Additional Information

Dated April 26, 2021

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Effective March 10, 2022, for the JNL/Invesco Diversified Dividend Fund, please delete all references to and information for Robert Botard.

Effective March 10, 2022, on pages 219-220, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Invesco Advisers, Inc. and its Affiliates, under “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” for the JNL/Invesco Diversified Dividend Fund, please delete the table in the entirety and replace with the following, which reflects information as of December 31, 2021:

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Peter Santoro, CFA	Other Registered Investment Companies	4	$18.6 billion	0	$0
	Other Pooled Vehicles	1	$88.3 million	0	$0
	Other Accounts[1]	1,035	$244.4 million	0	$0

Caroline Le Feuvre	Other Registered Investment Companies	4	$18.6 billion	0	$0
	Other Pooled Vehicles	1	$88.3 million	0	$0
	Other Accounts[1]	1,035	$244.4 million	0	$0

Craig Leopold, CFA[2]	Other Registered Investment Companies	0	$0	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts[1]	0	$0	0	$0

Chris McMeans, CFA	Other Registered Investment Companies	4	$18.6 billion	0	$0
	Other Pooled Vehicles	1	$88.3 million	0	$0
	Other Accounts[1]	1,035	$244.4 million	0	$0
[1]	These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.
[2]	Mr. Leopold began serving as a portfolio manager effective March 10, 2022. As of January 31, 2022, Mr. Leopold managed no other registered investment companies, no other pooled investment vehicles and no other account.

Effective March 10, 2022, on page 222, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Invesco Advisers, Inc. and its Affiliates, under “Security Ownership of Portfolio Managers for the JNL/Invesco Diversified Dividend Fund as of December 31, 2021,” please delete the table in the entirety and replace with the following:

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Peter Santoro, CFA	X
Caroline Le Feuvre	X
Craig Leopold, CFA	X
Chris McMeans, CFA	X

Effective March 7, 2022, on page 236, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” after the last paragraph of the section entitled, “T. Rowe Price Associates, Inc.,” please add the following:

T. Rowe Price Investment Management, Inc.

T. Rowe Price Investment Management, Inc. ("Price Investment Management"), located at 100 East Pratt Street, Baltimore, Maryland 21202, serves as a Sub-Sub-Adviser to the JNL/T. Rowe Price Balanced Fund, JNL/T. Rowe Price Capital Appreciation Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, and JNL/T. Rowe Price U.S. High Yield Fund.

This Supplement is dated March 25, 2022.

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